Provisions (Current and Non-Current) - Schedule of Reconciliation of Provision (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Annual Leave Provision [Member]
Disclosure of other provisions [line items]
Balance at the beginning of the financial year	$ 152,352	$ 145,499
Add: obligation accrued during the year	38,270	91,106
Less: utilized during the year	(38,383)	(84,253)
Balance at the end of the financial year	152,239	152,352
Long Service Leave Provision [Member]
Disclosure of other provisions [line items]
Balance at the beginning of the financial year	244,549	271,933
Add: obligation accrued during the year	3,454	10,226
Less: utilized during the year	(56,972)	(37,610)
Balance at the end of the financial year	$ 191,031	$ 244,549